Note 12 - Stock-based Compensation Plan	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
(
12
)

STOCK-BASED COMPENSATION PLAN

As of
December 31, 2016,
we have unvested restricted stock awards and stock options outstanding which were granted under the inTEST Corporation
2007
Stock Plan (the
"2007
Stock Plan") and the inTEST Corporation
2014
Stock Plan
(the
"2014
Stock Plan"). The
2007
Stock Plan was approved at our annual meeting of stockholders held on
June 13, 2007
and permits the granting of stock options or restricted stock for up to
500,000
shares of our common stock to officers, other key employees and consultants. As of
December 31, 2016,
there were
no
remaining shares available to grant under the
2007
Stock Plan. The
2014
Stock Plan was approved at our annual meeting of stockholders held on
June 25, 2014
and permits the granting of stock options, restricted stock, stock appreciation rights or restricted stock units for up to
500,000
shares of our common stock to directors, officers, other key employees and consultants. As of
December 31, 2016,
there were
456,300
shares available to grant under the
2014
Stock Plan.

Our unvested restricted stock awards and stock options are accounted for based on their grant date fair value. As of
December 31, 2016,
total compensation expense to be recognized in future periods was
$316.
The weighted average period o
ver which this expense is expected to be recognized is
2.5
years.

The following table summarizes the compensation expense we recorded during
2016
and
2015,
related to unvested shares of restricted stock and stock options.

	Years Ended December 31,
	201 6	2015
Cost of revenues	$10	$10
Selling expense	6	5
Engineering and product development expense	11	10
General and administrative expense	242	94
	$269	$119

There was
no
compensation expense capitalized in
2016
or
2015.

Stock Options

We record compensation expense for stock options based on the fair market value of the options as of the grant date.
No
option
may
be granted with an exercise period in excess of
ten
years from the date of grant. Generally, stock options will be granted with an exercise price equal to the fair market value of our stock on the date of grant and will vest over four
years.

No
stock options were granted during
2015.
The fair value for stock options granted during
2016
was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	1.30%
Dividend yield	0.00%
Expected common stock market price volatility factor	.40
Weighted average expected life of stock options (years)	4

The per share weighted average fair value of stock options issued during
2016
was
$1.43.

The following table summarizes the activity related to stock options for the year ended
December 31, 2016:

	Number of Shares	Weighted Average Exercise Price
Options outstanding, January 1, 2016	-	$-
Granted	19,800	4.37
Exercised	-	-
Canceled	-	-
Options outstanding, December 31, 2016 (none exercisable)	19,800	4.37

Restricted Stock Awards

We record compensation expense for restricted stock awards (unvested shares) based on the quoted market price of our stock at the grant date and amortize the expense over the vesting period. Restricted stock awards generally vest over four
years.

The following table summarizes the activity related to unvested shares for the two
years ended
December 31, 2016:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested shares outstanding, January 1, 2015	101,875	$3.66
Granted	-	-
Vested	(33,125)	3.65
Forfeited	(5,000)	3.97
Unvested shares outstanding, December 31, 2015	63,750	3.64
Granted	86,400	4.27
Vested	(53,125)	3.94
Forfeited	-	-
Unvested shares outstanding, December 31, 2016	97,025	4.04

The total fair value of the shares that vested during the years ended
December 31, 2016
and
2015
was
$208
and
$138,
respectively, as of the vesting dates of these shares.